UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    May 11, 2009


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:    76767


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc            Common Stock    040049108      5,344    209,750                 Sole     None     Sole
Bill Barrett Corp              Common Stock    06846N104      7,057    317,331                 Sole     None     Sole
Carrizo Oil & Gas,Inc          Common Stock    144577103      1,499    168,800                 Sole     None     Sole
Canadian Natural Resources     Common Stock    136385101      5,036    130,600                 Sole     None     Sole
Comstock Resources             Common Stock    205768203      2,980    100,000                 Sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        407    753,575                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304        319    137,526                 Sole     None     Sole
Mariner Energy                 Common Stock    56845T305        620     80,000                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      7,259    319,800                 Sole     None     Sole
Nexen Inc                      Common Stock    65334H102      3,275    193,100                 Sole     None     Sole
Noble Energy Inc               Common Stock    655044105      4,417     81,982                 Sole     None     Sole
Petrohawk Energy               Common Stock    716495106        427     22,000                 Sole     None     Sole
Petroleum Development Corp     Common Stock    716578109      4,199    355,507                 Sole     None     Sole
Plains ExplorationandProductionCommon Stock    726505100      1,378     80,000                 Sole     None     Sole
Range Resources                Common Stock    75281A109      3,230     78,467                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106      5,855    263,600                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      6,617    184,372                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102      3,513    135,900                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     13,335    724,713                 Sole     None     Sole